NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,000      New Jersey EDA, (Chelsea at East
                                   Brunswick), (AMT), 8.00%, 10/1/07         $  1,096,450
  ---------------------------------------------------------------------------------------
                                                                             $  1,096,450
  ---------------------------------------------------------------------------------------
  Cogeneration -- 8.8%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $  470      Eastern Connecticut Resource Recovery
                                   Authority, (Wheelabrator Lisbon), (AMT),
                                   5.50%, 1/1/20                             $    465,084
  NR       BBB-         1,075      New Jersey EDA, (Trigen-Trenton), (AMT),
                                   6.10%, 12/1/05                               1,143,531
  NR       BB+          1,250      New Jersey EDA, (Vineland Cogeneration)
                                   (AMT), 7.875%, 6/1/19                        1,349,663
  NR       NR             500      Palm Beach County, FL, (Okeelanta
                                   Power), (AMT), 6.85%, 2/15/21(1)               385,000
  NR       NR             500      Palm Beach County, FL, (Osceola Power),
                                   (AMT), 6.95%, 1/1/22(1)                        380,000
  NR       NR           1,800      Pennsylvania EDA, (Resource Recovery
                                   Northampton), 6.75%, 1/1/07                  1,938,456
  NR       BBB-         2,000      Pennsylvania EDA, (Resources
                                   Recovery-Colver), (AMT), 7.05%, 12/1/10      2,195,319
  ---------------------------------------------------------------------------------------
                                                                             $  7,857,053
  ---------------------------------------------------------------------------------------
  Economic Development Revenue -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       B+          $  950      Michigan State Strategic Fund, (Crown
                                   Paper), 6.25%, 8/1/12                     $    871,065
  ---------------------------------------------------------------------------------------
                                                                             $    871,065
  ---------------------------------------------------------------------------------------
  Education -- 3.1%
  ---------------------------------------------------------------------------------------
  Ba1      NR          $1,000      New Hampshire HEFA, (Colby-Sawyer
                                   College), 7.20%, 6/1/12                   $  1,085,830
  NR       BBB            500      New Hampshire HEFA, (Rivier College),
                                   5.55%, 1/1/18                                  500,155
  Aa3      AA-          1,700      University of Illinois, 0.00%, 4/1/15          755,922
  Aa3      AA-          1,000      University of Illinois, 0.00%, 4/1/16          419,210
  ---------------------------------------------------------------------------------------
                                                                             $  2,761,117
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Escrowed/Prerefunded -- 19.1%
  ---------------------------------------------------------------------------------------
  NR       A+          $3,500      California Statewide Communities
                                   Development Corp., (Pacific Homes),
                                   Prerefunded to 4/1/03, 5.90%, 4/1/09      $  3,785,704
  Aaa      AAA            500      Grand Ledge, MI, Public School District,
                                   (MBIA), Prerefunded to 5/1/04, 7.875%,
                                   5/1/11                                         598,400
  NR       AAA          4,185      Illinois Development Finance Authority,
                                   (Regency Park), Escrowed to Maturity,
                                   0.00%, 7/15/25                                 932,125
  NR       NR           3,500      Maricopa County, AZ, IDA, Multifamily,
                                   Escrowed to Maturity, 6.45%, 1/1/17          3,973,024
  NR       NR             945      Maricopa County, AZ, IDA, Multifamily,
                                   Escrowed to Maturity, 7.876%, 1/1/11         1,133,253
  Baa3     NR           1,107      Massachusetts HEFA, (Milford-
                                   Whitinsville Hospital), Escrowed to
                                   Maturity, 7.125%, 7/15/02                    1,172,378
  Aaa      NR           3,000      Massachusetts Turnpike Authority,
                                   Escrowed to Maturity, 5.00%, 1/1/20          3,036,629
  Baa      BBB+           670      Richardson, TX, Hospital Authority
                                   (Baylor/Richardson Medical Center),
                                   Prerefunded to 12/01/03, 6.50%, 12/1/12        752,276
  NR       AAA          1,410      Saint Tammany Public Trust Finance
                                   Authority, LA (Christwood), Escrowed to
                                   Maturity, 8.75%, 11/15/05                    1,648,135
  ---------------------------------------------------------------------------------------
                                                                             $ 17,031,924
  ---------------------------------------------------------------------------------------
  General Obligations -- 9.6%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $4,000      Detroit, MI, 6.50%, 4/1/02(2)             $  4,268,399
  A3       A-             750      New York City, NY, 0.00%, 8/1/07               518,033
  Aa1      AA+            750      Ohio State, 0.00%, 8/1/08                      499,628
  Baa1     A            1,500      Puerto Rico Aqueduct and Sewer
                                   Authority, 5.00%, 7/1/15                     1,507,050
  NR       NR           1,755      Youngstown, OH, County School District,
                                   6.40%, 7/1/00                                1,790,188
  ---------------------------------------------------------------------------------------
                                                                             $  8,583,298
  ---------------------------------------------------------------------------------------
  Hospital -- 7.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,900      Colorado Health Facilities Authority,
                                   (Steamboat Springs Health), 5.00%,
                                   9/15/03                                   $  1,934,466

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $  500      Cuyahoga County, OH, Hospital Authority,
                                   (Cleveland Health Clinic), 5.25%, 1/1/12  $    516,050
  NR       NR             750      Forsyth County, GA, Hospital Authority,
                                   (Georgia Baptist Health Care System),
                                   6.00%, 10/1/08                                 747,855
  Baa      BBB-           450      Illinois Health Facilities Authority,
                                   (Proctor Community Hospital), 7.375%,
                                   1/1/23                                         473,882
  NR       BBB            500      Michigan Hospital Finance Authority,
                                   (Gratiot Community Hospital), 6.10%,
                                   10/1/07                                        532,440
  NR       BB-            500      New Hampshire HEFA, (Littleton Hospital
                                   Association), 5.45%, 5/1/08                    505,865
  Baa      BBB+         1,070      Richardson, TX, Hospital Authority
                                   (Baylor/Richardson Medical Center),
                                   6.50%, 12/1/12                               1,159,035
  NR       NR             465      San Gorgonio, CA, Memorial Health Care
                                   District, 5.60%, 5/1/11                        460,755
  ---------------------------------------------------------------------------------------
                                                                             $  6,330,348
  ---------------------------------------------------------------------------------------
  Housing -- 6.5%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Arkansas Development Finance Authority,
                                   MFMR, (Park Apartments), (AMT), 5.95%,
                                   12/1/28                                   $    496,505
  A2       NR           1,005      Illinois Development Finance Authority,
                                   Elderly Housing, (Mattoon Tower),
                                   (Section 8), 6.35%, 7/1/10                   1,049,019
  Baa3     NR             855      Illinois Development Finance Authority,
                                   Elderly Housing, (Rome Meadows), 6.40%,
                                   2/1/03                                         881,787
  Baa3     NR           1,145      Illinois Development Finance Authority,
                                   Elderly Housing, (Rome Meadows), 6.65%,
                                   2/1/06                                       1,197,178
  Aa2      AA           2,000      Wisconsin Housing and Economic
                                   Development Authority, (Home Ownership),
                                   (AMT), 6.45%, 9/1/27                         2,148,720
  ---------------------------------------------------------------------------------------
                                                                             $  5,773,209
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue -- 14.8%
  ---------------------------------------------------------------------------------------
  NR       NR          $  690      Austin, TX, (Cargoport Development LLC),
                                   (AMT), 7.50%, 10/1/07                     $    727,481
  NR       NR             455      Austin, TX, (Cargoport Development LLC),
                                   (AMT), 8.30%, 10/1/21                          501,155
  Baa2     BB+            500      Chicago, IL, O'Hare International
                                   Airport, (United Airlines, Inc.), 5.35%,
                                   9/1/16                                         498,015
  NR       BBB-         1,000      Clark County, NV, (Nevada Power Co.),
                                   (AMT), 5.90%, 10/1/30                        1,021,420
  A3       BBB+         1,000      Columbus, NC (International Paper Co.),
                                   5.80%, 12/1/16                               1,042,740
  NR       NR           1,100      Eagle County, CO, Airport Terminal Corp.
                                   (American Airlines), (AMT), 6.75%,
                                   5/1/06                                       1,162,282
  Baa1     BBB            500      Gulf Coast, TX, Waste Disposal,
                                   (Champion International Corp.), (AMT),
                                   6.875%, 12/1/28                                542,675
  NR       NR             900      Iowa Finance Authority, (Southbridge
                                   Mall), 6.375%, 12/1/13                         917,982
  A3       BBB+           500      Jones County, MS, (International Paper
                                   Co.), 5.80%, 10/1/21                           512,645
  NR       NR             500      Kimball, NE, EDA, (Clean Harbors, Inc.),
                                   10.75%, 9/1/26                                 543,975
  NR       NR             620      Los Angeles, CA, Regional Airport
                                   Improvement Corporate Lease, (TransWorld
                                   Airlines), 6.125%, 5/15/00                     620,223
  Aa2      AA             500      Missouri State Development Finance
                                   Board, Solid Waste Disposal Revenue,
                                   (Proctor and Gamble), (AMT), 5.20%,
                                   3/15/29                                        498,855
  NR       NR           1,000      New Jersey EDA, (Holt Hauling), (AMT),
                                   7.90%, 3/1/27                                1,120,630
  NR       NR             750      Ohio Solid Waste Revenue, (Republic
                                   Engineered Steels, Inc.), (AMT), 9.00%,
                                   6/1/21                                         803,175
  NR       NR             500      Peru, IL, (Freightways Corp.), 5.25%,
                                   11/1/03                                        497,665
  Baa2     BBB          1,000      Saint Charles Parish, LA, Pollution
                                   Control Revenue, (Union Carbide Corp.),
                                   5.10%, 1/1/12                                  996,770
  NR       NR           1,195      Santa Fe, NM (Crow Hobbs), 8.25%, 9/1/05     1,238,761
  ---------------------------------------------------------------------------------------
                                                                             $ 13,246,449
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  620      Golden West Schools Financing Authority,
                                   (MBIA), 5.80%, 2/1/16(3)                  $    687,568
  Aaa      AAA            500      Southern Illinois University, Housing
                                   and Auxiliary Facilities, (MBIA), 0.00%,
                                   4/1/17                                         198,455
  ---------------------------------------------------------------------------------------
                                                                             $    886,023
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Paw Paw, MI, Public School District,
                                   (FGIC), 5.00%, 5/1/21(2)                  $    999,290
  ---------------------------------------------------------------------------------------
                                                                             $    999,290
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 1.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      El Paso County, TX, Hospital District,
                                   (MBIA), 0.00%, 8/15/06                    $  1,448,960
  ---------------------------------------------------------------------------------------
                                                                             $  1,448,960
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 0.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      George L. Smith, (Georgia World Congress
                                   Center-Domed Stadium), (MBIA), (AMT),
                                   6.00%, 7/1/06(3)                          $    533,260
  ---------------------------------------------------------------------------------------
                                                                             $    533,260
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,500      E-470 Public Highway Authority, CO,
                                   (MBIA), 0.00%, 9/1/17                     $    981,800
  ---------------------------------------------------------------------------------------
                                                                             $    981,800
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.8%
  ---------------------------------------------------------------------------------------
  Baa3     NR          $  500      Mashantucket, CT, (Western Pequot
                                   Tribe), 5.55%, 9/1/08                     $    523,490
  NR       NR             500      San Juan, NM, Pueblo Development
                                   Authority, 7.00%, 10/15/06                     491,990
  NR       NR             595      Tax Revenue Exempt Securities Trust,
                                   Community Health Provider, (Pooled Loan
                                   Program Various States Trust
                                   Certificates), 6.00%, 12/1/36                  595,900
  ---------------------------------------------------------------------------------------
                                                                             $  1,611,380
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 5.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,105      Arizona Health Facilities Authority
                                   Assisted Living Facilites, (Mesa),
                                   7.625%, 1/1/06                            $  1,142,669
  NR       NR             650      Citrus County, FL, IDA, (Beverly
                                   Enterprises), 5.00%, 4/1/03                    648,603
  NR       NR             965      Clovis, NM, IDR, (Retirement Ranches,
                                   Inc.), 7.75%, 4/1/19                         1,054,977
  NR       NR             680      Fairfield, OH, EDA, (Beverly
                                   Enterprises), 8.50%, 1/1/03                    723,901
  NR       NR           1,455      Massachusetts IFA, (Age Institute of
                                   Massachusetts), 7.60%, 11/1/05               1,543,886
  ---------------------------------------------------------------------------------------
                                                                             $  5,114,036
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 4.7%
  ---------------------------------------------------------------------------------------
  Aa2      NR          $1,900      Arizona Educational Loan Marketing
                                   Corp., (AMT), 6.25%, 6/1/06               $  2,079,702
  A        NR           1,000      Arizona Student Loan Acquisition
                                   Authority, (AMT), 7.625%, 5/1/10             1,096,790
  A        NR           1,000      Arkansas Student Loan Authority, (AMT),
                                   6.25%, 6/1/10                                1,039,340
  ---------------------------------------------------------------------------------------
                                                                             $  4,215,832
  ---------------------------------------------------------------------------------------
  Senior Living/Life Care -- 6.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $  785      Albuquerque, NM, Retirement Facility
                                   Revenue, 6.60%, 12/15/28                  $    780,847
  NR       NR             985      Florence, KY, Housing Facilities,
                                   (Bluegrass Housing), 7.25%, 5/1/07           1,103,318
  NR       NR           2,000      Illinois Health Facilities Authority,
                                   (Lutheran Social Services), 6.125%,
                                   8/15/10                                      2,068,980
  NR       NR             500      Kansas City, MO, IDR, (Kingswood Manor),
                                   5.80%, 11/15/17                                483,130
  NR       NR             250      Massachusetts IFA, (Forge Hill), (AMT),
                                   6.75%, 4/1/30                                  238,493
  NR       NR             500      North Miami, FL, HFA, (Imperial Club),
                                   6.75%, 1/1/33                                  490,865
  NR       NR             305      Okaloosa County, FL, Retirement Rental
                                   Housing, (Encore Retirement Partners),
                                   5.25%, 2/1/04                                  305,107
  NR       NR             475      Vermont IDA, (Wake Robins), 8.00%,
                                   4/1/99                                         475,000
  ---------------------------------------------------------------------------------------
                                                                             $  5,945,740
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Solid Waste -- 0.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Robbins, Cook County, IL, (Robbins
                                   Resource Recovery Partners, L.P.),
                                   8.375%, 10/15/10                          $    270,000
  ---------------------------------------------------------------------------------------
                                                                             $    270,000
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  250      Frederick County, MD, Urbana Community
                                   Development Authority, 6.625%, 7/1/25     $    254,525
  ---------------------------------------------------------------------------------------
                                                                             $    254,525
  ---------------------------------------------------------------------------------------
  Transportation -- 3.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $2,000      Denver, CO, City and County Airport,
                                   (AMT), 7.00%, 11/15/99                    $  2,042,580
  NR       NR             260      Memphis-Shelby County, TN, Airport
                                   Authority, 6.12%, 12/1/16                      264,350
  NR       NR           1,000      Northwest Arkansas Regional Airport
                                   Authority, (AMT), 7.625%, 2/1/27             1,150,780
  ---------------------------------------------------------------------------------------
                                                                             $  3,457,710
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $84,822,504)                                           $ 89,269,469
  ---------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at March 31, 1999, 6.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 5.0% of total investments.

At March 31, 1999, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

Arizona                                                    11%
Illinois                                                   10%
Others, representing less than 10% individually            79%

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $84,822,504)                           $ 89,269,469
Cash                                           314,518
Receivable for investments sold                 20,000
Interest receivable                          1,568,431
------------------------------------------------------
TOTAL ASSETS                              $ 91,172,418
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for when-issued securities        $  1,200,119
Other accrued expenses                           5,905
------------------------------------------------------
TOTAL LIABILITIES                         $  1,206,024
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 89,966,394
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 85,519,429
Net unrealized appreciation (computed on
   the basis of identified cost)             4,446,965
------------------------------------------------------
TOTAL                                     $ 89,966,394
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 1999
Investment Income
------------------------------------------------------
Interest                                  $  5,373,501
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,373,501
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    433,524
Trustees fees and expenses                       8,080
Custodian fee                                   59,215
Legal and accounting services                   24,619
Amortization of organization expenses              219
Miscellaneous                                   29,654
------------------------------------------------------
TOTAL EXPENSES                            $    555,311
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     11,956
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     11,956
------------------------------------------------------

NET EXPENSES                              $    543,355
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,830,146
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    650,727
   Financial futures contracts                (278,032)
------------------------------------------------------
NET REALIZED GAIN                         $    372,695
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (1,202,223)
   Financial futures contracts                  19,807
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (1,182,416)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $   (809,721)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  4,020,425
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED        YEAR ENDED
in Net Assets                             MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------
From operations --
   Net investment income                    $   4,830,146     $   5,333,661
   Net realized gain (loss)                       372,695          (161,876)
   Net change in unrealized appreciation
      (depreciation)                           (1,182,416)        4,669,424
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $   4,020,425     $   9,841,209
---------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  26,384,868     $  44,850,231
   Withdrawals                                (33,566,159)      (64,067,696)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $  (7,181,291)    $ (19,217,465)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $  (3,160,866)    $  (9,376,256)
---------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------
At beginning of year                        $  93,127,260     $ 102,503,516
---------------------------------------------------------------------------
AT END OF YEAR                              $  89,966,394     $  93,127,260
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                               YEAR ENDED MARCH 31,
     ------------------------------------------------------------------------
         1999           1998           1997           1996           1995
  ---------------------------------------------------------------------------
  Ratios to
  average daily
  net assets
  ---------------------------------------------------------------------------
  Expenses(1)       0.61%       0.60%       0.60%       0.57%          0.53%
  Expenses
     after
     custodian
     fee
     reduction       0.60%       0.59%       0.58%       0.56%           --
  Net
  investment
     income       5.32%       5.53%       5.45%         5.08%          5.02%
  Portfolio
   Turnover         26%         41%         68%           68%            56%
  ---------------------------------------------------------------------------
  NET
  ASSETS,
     END
     OF
     YEAR
   (000'S
   OMITTED)   $ 89,966   $ 93,127    $102,504       $134,776       $169,621
  ---------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1999, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $433,524. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1999, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $23,904,996 and $26,745,151 respectively, for the year ended March 31, 1999.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 84,822,504
------------------------------------------------------
Gross unrealized appreciation             $  4,906,724
Gross unrealized depreciation                 (459,759)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $  4,446,965
------------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 1999, there were no outstanding obligations under these financial instruments.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio as of March 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended March 31, 1999. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1999 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 1999, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant





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